NATIXIS FUNDS

Supplement dated June 10, 2013, to the Natixis Funds Statement of Additional Information dated February 1, 2013, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Global Equity and Income Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Growth Fund	Loomis Sayles Mid Cap Growth Fund
Loomis Sayles High Income Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles International Bond Fund	Loomis Sayles Value Fund

Effective immediately, the second paragraph in the section “Net Asset Value” is hereby replaced with the following:

The total NAV of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. Each Fund will not price its shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed-end investment companies and exchange-traded funds (“ETFs”), for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to each Fund by an independent pricing service recommended by the investment adviser and approved by the Board, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans shall be priced at bid prices supplied by an independent pricing service, if available. Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service does not price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price. Other exchange-traded options are valued at the average of the closing bid and asked quotation. Currency options are valued at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service. Other over-the-counter options contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers. These quotations will be either the bid for a long transaction or the ask for a short transaction. Futures are valued at their most recent settlement price. Interest rate swaps are valued based on prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers. Commodity index total return swaps are valued based on the closing price of the reference asset that is supplied by an independent pricing service, if available, or quotations from a broker dealer. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service, if available, or quotations obtained from broker-dealers. Centrally cleared credit default swap indices are priced at the settlement price on the clearinghouse in which the security was traded on. Forward foreign currency contracts are valued at interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their reported NAV each day. Short-term obligations purchased with an original or a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board.

NATIXIS FUNDS

Supplement dated June 10, 2013, to the Natixis Funds Statement of Additional Information dated May 1, 2013, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Natixis Oakmark International Fund
CGM Advisor Targeted Equity Fund	Natixis U.S. Multi-Cap Equity Fund
Hansberger International Fund	Vaughan Nelson Small Cap Value Fund
Harris Associates Large Cap Value Fund	Vaughan Nelson Value Opportunity Fund
Natixis Diversified Income Fund

Effective immediately, the second paragraph in the section “Net Asset Value” is hereby replaced with the following:

The total NAV of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. Each Fund will not price its shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the applicable Adviser or Subadviser and approved by the Board. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities for which market quotations are not readily available are generally valued on the basis of evaluated bids furnished to each Fund by an independent pricing service recommended by the applicable Adviser or Subadviser and approved by the Board, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans are priced at bid prices supplied by an independent pricing service, if available. Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service does not price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price. Other exchange-traded options (i.e. options on domestic indices, foreign securities, currencies and other financial contracts) are valued at the average of the closing bid and ask quotations. Currency options are priced at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Swaptions are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Other OTC options contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers. These quotations will be either the bid for a long transaction or the ask for a short transaction. Interest rate swaps are valued based on prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service, if available, or quotations obtained from broker-dealers. Centrally cleared credit default swap indices are priced at the settlement price on the clearinghouse in which the security was traded on. Commodity index total return swaps are valued based on the closing price of the reference asset that is supplied by an independent pricing service, if available, or quotations from a broker dealer. Futures are valued at the most recent settlement price. Forward foreign currency contracts are valued at interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their reported NAV each day. Short-term obligations purchased with an original or a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities and other instruments for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the applicable Adviser or Subadviser using consistently applied procedures under the general supervision of the Board.